INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The following summarizes the deferred tax assets as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023

Net operating loss carryforwards	$1,766,033	$1,432,698
Accrued expenses	798,366	609,366
Stock compensation	1,226,758	443,822
Capitalized R&D costs, net	307,491	278,358
Intangible asset, net	508,222	548,880
Accrued interest	3,846	2,694
Subtotal	4,610,716	3,315,818
Less valuation allowance	(4,610,716)	(3,315,818)
Net deferred tax asset	$0	$0